Finance lease liabilities (Details) - USD ($)		12 Months Ended
	Nov. 07, 2017	Oct. 31, 2019	Oct. 31, 2018
IfrsStatementLineItems [Line Items]
Future minimum lease payments		$ 142,205	$ 196,814
Interest	$ 15,000	15,086	33,842
Total		157,291	230,656
Later than one year [member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments		129,876	99,134
Interest		14,535	25,762
Total		144,411	124,896
Later than one year and not later than five years [member]
IfrsStatementLineItems [Line Items]
Future minimum lease payments		12,329	97,680
Interest		551	8,080
Total		$ 12,880	$ 105,760